Debt	12 Months Ended
Dec. 31, 2025
Boost Run Holdings LLC [Member]
Restructuring Cost and Reserve [Line Items]
Debt

Note 9. Debt

Bridge Loan

On August 11, 2025, the Company entered into a bridge loan agreement (the “August 2025 Bridge Loan Agreement”) providing for an initial draw of $5,000, with up to an additional $20,000 available at the lender’s discretion. The loan bears interest at the prime rate plus 4.50%, with interest-only payments for the first 12 months, followed by monthly amortization of 1.25% of the principal. The Company incurred a total debt discount of $142 and issuance costs of $46 at issuance which are being amortized over the life of the loan, and were $124 and $40 at December 31, 2025, respectively. The carrying amount of the bridge loan at December 31, 2025 was $4,836. The loan matures on August 11, 2028, and is secured by substantially all of the Company’s assets. The agreement includes customary financial covenants. As of December 31, 2025, the bridge loan had an outstanding balance of $5,000. The Company has opted to pay interest due in advance, therefore, there is no accrued interest recorded in the consolidated statements of operations for the year ended December 31, 2025. Interest expense associated with the bridge loan obligation, including amortization of debt issuance costs and discounts, was $262 within the consolidated statements of operations for the year ended December 31, 2025. Although, pursuant to the terms of the bridge loan, delivery of certain required administrative documents did not occur and such omission constituted an event of default under the August 2025 Bridge Loan Agreement, the event of default was subsequently remedied through the Amended August 2025 Bridge Loan Agreement as discussed in Note 16 - Subsequent Events.

Related Party Loan

On November 25, 2025, the Company entered into a subordinated loan agreement with its CEO, Andrew Karos, under which the Company borrowed $1,430 (the “Related Party Loan”). The loan bears interest at 4.33% per annum and is subordinated to the Company’s obligations under its Bridge Loan. The loan matures on the earlier of August 11, 2028, or 91 days after repayment of the Bridge Loan, with optional prepayment with no penalty. The proceeds of the loan are to be used for equipment and or colocation expenses.

As of December 31, 2025, the outstanding principal balance of the Related Party Loan was $1,430, and accrued, but unpaid interest was $5. Also, see Note 10 – Related Party Agreement.

Warrant Agreement

In connection with the August 2025 Bridge Loan Agreement, on August 11, 2025, the Company issued the August 2025 Warrant (as defined in Note 5 – Fair Value Measurements), entitling the holder to purchase equity interests representing 1.00% of the Company subsidiary’s economic interests on a fully diluted basis, at an aggregate exercise price of $750. The August 2025 Warrant provided for incremental increases in the equity percentage of 0.35% for each $5,000 of additional loans advanced under the August 2025 Bridge Loan Agreement, up to a maximum of 2.40%.

On August 28, 2025, the Company and the warrant holder entered into a Warrant Cancellation Agreement (the “August 2025 Warrant Cancellation Agreement”), pursuant to which the August 2025 Warrant was cancelled in its entirety. In consideration for the cancellation, the warrant holder received Class C units in Boost Run Holdings, LLC. See Note 11 – Members’ Capital for more details related to the issuance of Class C units. See Fair Value Measurements under Note 2 – Summary of Significant Accounting Policies for the valuation methodology and assumptions used to derive the fair value of the Class C units.

Debt Maturities

The following table reflects the Company’s debt maturities:

2026	$250
2027	750
2028	5,430
2029	-
Thereafter	-
Less: Unamortized debt issuance costs and discount at December 31, 2025	(164)
$6,266